Financial assets - Movement of the financial assets (Details) - At fair value - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Opening balance	₺ 13,741,021
Closing balance	23,629,020	₺ 13,741,021
Financial asset at fair value through profit or loss | Level 3
Financial assets
Opening balance	662,957	567,730
Addition	153,467	27,058
Disposal	(137,288)
Remeasurement recognised in profit or loss	(144,905)	68,169
Closing balance	₺ 534,231	₺ 662,957